DEBENTURES (Narrative) (Details) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Tower Debentures [Member] USD ($)	Dec. 31, 2011 Tower Debentures [Member] USD ($)	Jul. 31, 2010 Jazz New Notes [Member] USD ($)	Dec. 31, 2011 Jazz New Notes [Member] USD ($)	Dec. 31, 2010 Jazz New Notes [Member] USD ($)	Dec. 31, 2012 Jazz New Notes [Member] USD ($)	Jan. 31, 2006 2005 Debentures Series B [Member] USD ($)	Dec. 31, 2011 2005 Debentures Series B [Member] USD ($)	Dec. 31, 2011 2006 Convertible Debentures Series C [Member]	Dec. 31, 2006 2006 Convertible Debentures Series C [Member] USD ($)	Dec. 31, 2011 Debentures Series D [Member] USD ($)	Dec. 31, 2012 Debentures Series D [Member] USD ($)	Dec. 31, 2007 Debentures Series D [Member] USD ($)	Dec. 31, 2012 2007 Debentures series E [Member] USD ($)	Dec. 31, 2011 2007 Debentures series E [Member] USD ($)	Dec. 31, 2007 2007 Debentures series E [Member] USD ($)	Dec. 31, 2012 2010 Debentures Series F [Member] USD ($)	Dec. 31, 2011 2010 Debentures Series F [Member] USD ($)	Dec. 31, 2012 2010 Debentures Series F [Member] ILS	Dec. 31, 2010 2010 Debentures Series F [Member] USD ($)
Debt Instrument [Line Items]
Outstanding principal				$ 255,879	$ 177,249		$ 93,556		$ 93,556		$ 10,291			$ 29,464	$ 24,475		$ 0	$ 27,362		$ 231,404	$ 110,132		$ 110,132
Principal amount																27,000			30,000	231,000
Maturity date							Jun. 30, 2015				Jan. 31, 2012	Dec. 31, 2011		Dec. 31, 2016							Dec. 31, 2016
Proceeds from convertible debentures										48,169			31,219
Interest rate									8.00%						8.00%					7.80%
Percentage of par value																				8.00%
Conversion ratio per share																						38.21
Premium percentage over principal value													37.00%							20.00%
Issuance of warrants to purchase common stock																				26.6
Exercise price of warrant issued						$ 1.7
Debt conversion, original debt, amount						80,000
Debt conversion, exchange ratio						$ 1.175
Beneficial conversion feature	109,768																			110,000
Loss from notes exchange, net			$ (2,350)					$ (2,350)
Fair value assumption, risk-free interest rate								1.79%
Fair value assumption, expected term								5 years
Fair value assumption, expected volatility								50.00%